Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 000
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination
While it has not expressed any intention to do so, the Company has the right under the Plan to amend or terminate the Plan subject to the provisions of ERISA. In the event of termination, Plan assets are payable to each participant in a lump sum equal to the balance in the participant’s account, and would become 100 percent vested in their employer contributions.